ABSOLUTE SHARES TRUST

April 23, 2018

EXPLANATORY NOTE

On behalf of the WBI Tactical SMGD Shares, WBI Tactical SMV Shares, WBI Tactical SMY Shares, WBI Tactical SMQ Shares, WBI Tactical LCGD Shares, WBI Tactical LCV Shares, WBI Tactical LCY Shares, WBI Tactical Income Shares, WBI Tactical High Income Shares, WBI Tactical LCQ Shares, and WBI Tactical Rotation Shares, each a series of Absolute Shares Trust (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on April 16, 2018; such form of Supplement (Accession Number 0000894189-18-002308) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE